Foreign currency assets and liabilities (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands		Jun. 30, 2018 USD ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2018 UYU ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ARS ($)	Jun. 30, 2017 UYU ($)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 EUR (€)
Assets
Total assets			$ 11,788,176					$ 5,466,913
Derivative Financial Instruments [Member]
Liabilities
Total trade and other payables			166,519					161,700
Total borrowings			15,647,296					6,068,102
Total borrowings			264
Total Provisions			144					83
Total liabilities			$ 15,814,223					$ 6,229,885
Uruguay, Pesos | Derivative Financial Instruments [Member] | Trade and Other Payables [Member]
Liabilities
Amount of foreign currency	[1]			$ 15					$ 9
Prevailing exchange rate	[2]	0.91	0.91	0.91	0.91	0.91	0.58	0.58	0.58	0.58	0.58
Total trade and other payables				$ 14					$ 5
USD | Derivative Financial Instruments [Member] | Trade and Other Payables [Member]
Liabilities
Amount of foreign currency	[1]	$ 5,723					$ 9,452
Prevailing exchange rate	[2]	28.85	28.85	28.85	28.85	28.85	16.63	16.63	16.63	16.63	16.63
Total trade and other payables		$ 165,114					$ 157,190
USD | Derivative Financial Instruments [Member] | Borrowings [Member]
Liabilities
Amount of foreign currency	[1]	$ 542,367					$ 364,889
Prevailing exchange rate	[2]	28.85	28.85	28.85	28.85	28.85	16.63	16.63	16.63	16.63	16.63
Total borrowings		$ 15,647,296					$ 6,068,102
USD | Derivative Financial Instruments [Member] | Borrowings [Member]
Liabilities
Amount of foreign currency	[1]	$ 9
Prevailing exchange rate	[2]	28.85	28.85	28.85	28.85	28.85
Total borrowings		$ 264
USD | Derivative Financial Instruments [Member] | Provisions [Member]
Liabilities
Amount of foreign currency	[1]	$ 5					$ 5
Prevailing exchange rate	[2]	28.85	28.85	28.85	28.85	28.85	16.63	16.63	16.63	16.63	16.63
Total Provisions		$ 144					$ 83
USD | Derivative Financial Instruments [Member] | Related Parties [Member] | Trade Payable [Member]
Liabilities
Amount of foreign currency	[1]						$ 271
Prevailing exchange rate	[2]						16.63	16.63	16.63	16.63	16.63
Total trade and other payables							$ 4,505
Euros | Derivative Financial Instruments [Member] | Trade and Other Payables [Member]
Liabilities
Amount of foreign currency | €	[1]					€ 41
Prevailing exchange rate	[2]	33.73	33.73	33.73	33.73	33.73
Total trade and other payables | €						€ 1,391
Trade And Other Receivables [Member] | USD | Derivative Financial Instruments [Member] | Related Parties [Member]
Assets
Amount of foreign currency	[1]	$ 3,897					$ 3,147
Prevailing exchange rate	[2]	28.85	28.85	28.85	28.85	28.85	16.63	16.63	16.63	16.63	16.63
Total trade and other receivables		$ 112,422					$ 52,334
Investments In Financial Assets [Member] | USD | Derivative Financial Instruments [Member] | Related Parties [Member]
Assets
Amount of foreign currency	[1]		$ 8,615				$ 16,077
Prevailing exchange rate	[2]	28.85	28.85	28.85	28.85	28.85	16.63	16.63	16.63	16.63	16.63
Total investments in financial assets			$ 248,544					$ 267,365
Cash And Cash Equivalents [Member] | USD | Derivative Financial Instruments [Member]
Assets
Amount of foreign currency	[1]	$ 6,170						$ 84,029
Prevailing exchange rate	[2]	16.53	16.53	16.53	16.53	16.53	28.75	28.75	28.75	28.75	28.75
Total cash and cash equivalents		$ 101,987					$ 2,415,829
Cash And Cash Equivalents [Member] | Euros | Derivative Financial Instruments [Member]
Assets
Amount of foreign currency | €	[1]					€ 1					€ 6
Prevailing exchange rate	[2]	33.54	33.54	33.54	33.54	33.54	18.85	18.85	18.85	18.85	18.85
Total cash and cash equivalents | €						€ 38					€ 105
Derivative Financial Instruments [Member]
Assets
Total trade and other receivables			$ 383,010					$ 141,976
Total restricted assets								49,525
Total investments in financial assets			3,679,088					984,232
Total cash and cash equivalents			2,415,926					102,128
Total assets			$ 6,478,024					$ 1,277,861
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | Uruguay, Pesos
Assets
Amount of foreign currency	[1]			$ 25					$ 3
Prevailing exchange rate	[2]	0.92	0.92	0.92	0.92	0.92	0.58	0.58	0.58	0.58	0.58
Total trade and other receivables				$ 23					$ 2
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | USD
Assets
Amount of foreign currency	[1]	$ 9,245					$ 5,423
Prevailing exchange rate	[2]	28.75	28.75	28.75	28.75	28.75	16.53	16.53	16.53	16.53	16.53
Total trade and other receivables		$ 265,788					$ 89,640
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | Euros
Assets
Amount of foreign currency | €	[1]					€ 142
Prevailing exchange rate	[2]	33.54	33.54	33.54	33.54	33.54
Total trade and other receivables | €						€ 4,777
Derivative Financial Instruments [Member] | Restricted assets [Member] | USD
Assets
Amount of foreign currency	[1]						$ 2,996
Prevailing exchange rate	[2]						16.53	16.53	16.53	16.53	16.53
Total restricted assets							$ 49,525
Derivative Financial Instruments [Member] | Investments In Financial Assets [Member] | USD
Assets
Amount of foreign currency	[1]	$ 119,323					$ 43,368
Prevailing exchange rate	[2]	28.75	28.75	28.75	28.75	28.75	16.53	16.53	16.53	16.53	16.53
Total investments in financial assets		$ 3,430,544					$ 716,867
Derivative Financial Instruments [Member] | Cash And Cash Equivalents [Member] | Uruguay, Pesos
Assets
Amount of foreign currency	[1]			$ 2					$ 7
Prevailing exchange rate	[2]	0.91	0.91	0.91	0.91	0.91	0.58	0.58	0.58	0.58	0.58
Total cash and cash equivalents				$ 2					$ 4
Derivative Financial Instruments [Member] | Cash And Cash Equivalents [Member] | Pounds
Assets
Amount of foreign currency | £	[1]				£ 2					£ 1
Prevailing exchange rate	[2]	37.90	37.90	37.90	37.90	37.90	21.49	21.49	21.49	21.49	21.49
Total cash and cash equivalents | £					£ 57					£ 32

[1]	Expressed in thousands of foreign currency.
[2]	Exchange rate of the Argentine Peso as of June 30, 2018 and 2017 as reported by the Argentina Central Bank.